Income tax incurred and deferred: Temporal differences (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Income tax incurred and deferred:
Undistributed utilities	$ 3,200,543	$ 3,424,951
Tax rate	30.00%	30.00%	30.00%	30.00%
Deferred income tax liabilities unrecognized with the previous temporary differences	$ 960,163	$ 1,027,485